Label	Element	Value
Iman Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Iman Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital while adhering to Islamic principles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shares held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, ended May 31, 2018, the Fund’s portfolio turnover rate was 71.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual cost may be higher or lower, based on these assumptions, your costs, whether or not you redeemed your shares, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Fund’s investment advisor, Allied Asset Advisors, Inc. (the “Advisor”), anticipates will increase over the long term.  Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income.  The Fund may invest in companies of all market capitalizations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.  There can be no guarantee that the Fund will achieve its investment objective.

Among the securities that meet Islamic principles, the Advisor will determine a security’s attractiveness for purchase based on a number of factors, including its anticipated value, record of earnings growth, and possible turn around, among other things.  The Advisor may invest in “growth” or “value” stocks, but it anticipates that a majority of its investments will be of the growth type.  The Fund may sell portfolio securities at any time when, in the Advisor’s judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities.  The Fund normally does not invest in emerging markets securities except for those traded on U.S. exchanges.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The main risks of investing in the Fund are listed below.  As with any mutual fund, you may lose money by investing in the Fund.

Market Risks:  The return on and value of your investment in the Fund will fluctuate in response to stock market movements.  Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Management Risks:  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.  Also, your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s selection of the Fund’s portfolio securities.  If the Advisor’s strategies do not produce the expected results, your investment could decline in value.  It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Foreign Securities Risks:  The Fund’s investments in securities of non-U.S. companies (“foreign securities”) involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates.  Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.  Non-U.S. markets may also be less liquid and more volatile than U.S. markets.  Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets.  Enforcing legal rights may be difficult, costly and slow.  Transactions in foreign securities may entail higher transaction costs and various administrative difficulties.  The risks described herein are greater in emerging markets.

Market Capitalization Risks:  Exposure to stocks of mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies.  Stocks of mid and/or small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Preferred Stock Risks:  The equity-related securities in which the Fund invests may include preferred stocks.  Preferred stocks are generally subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.  In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends which may result in a decline in value in a falling interest rate environment, and/or having limited liquidity.

Cybersecurity Risk:  Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Growth Stock Risk:  Investing in the Fund includes the risk that growth style companies may lose value or move out of favor.  Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks or may not perform as the Advisor anticipates.

Value Stock Risk:  The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long period of time, or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return.  The bar chart illustrates how the Fund’s total return has varied from year to year.  The table illustrates the Fund’s average annual total return over time compared with a broad-based securities market index and a secondary blended index provided to offer additional market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.investaaa.com and by calling 1-888-FUNDS-85.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-FUNDS-85
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.investaaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The Fund’s year-to-date return as of June 30, 2018 was 5.48%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the Fund’s highest quarterly return was 15.83% for the quarter ended September 30, 2010 and the lowest quarterly return was -24.71% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.71%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods ended December 31, 2017
Iman Fund | Dow Jones Islamic Market™ World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Islamic Market™ World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.28%
Iman Fund | Blended Dow Jones Islamic Market™ U.S. Index/Dow Jones Islamic Market™ World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Dow Jones Islamic Market™ U.S. Index/Dow Jones Islamic Market™ World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
Iman Fund | Iman Fund Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	135
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	421
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,601
Annual Return 2008	rr_AnnualReturn2008	(40.01%)
Annual Return 2009	rr_AnnualReturn2009	34.12%
Annual Return 2010	rr_AnnualReturn2010	15.10%
Annual Return 2011	rr_AnnualReturn2011	(5.44%)
Annual Return 2012	rr_AnnualReturn2012	12.25%
Annual Return 2013	rr_AnnualReturn2013	29.91%
Annual Return 2014	rr_AnnualReturn2014	8.47%
Annual Return 2015	rr_AnnualReturn2015	4.27%
Annual Return 2016	rr_AnnualReturn2016	10.15%
Annual Return 2017	rr_AnnualReturn2017	28.49%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Iman Fund | Iman Fund Class K | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.38%
Iman Fund | Iman Fund Class K | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.73%